CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 16,374	$ 5,846
Restricted cash	96	92
Short-term bank deposits	3,215	16,525
Investment in Evogene	5,196
Other accounts receivable and prepaid expenses	690	546
Total current assets	25,571	23,009
NON-CURRENT INVESTMENTS:
Investment in Evogene		4,093
Long-term lease deposits	59	17
Severance pay fund	1,728	1,465
Total non-current investments	1,787	5,575
LONG-TERM PREPAID EXPENSES	301
PROPERTY AND EQUIPMENT, NET	1,250	497
Total assets	28,909	29,081
CURRENT LIABILITIES:
Trade payables	443	248
Other accounts payable and accrued expenses	941	1,175
Total current liabilities	1,384	1,423
NON-CURRENT LIABILITIES:
Research and development funding arrangements	7,872	6,434
Accrued severance pay	1,981	1,643
Total non-current liabilities	9,853	8,077
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at December 31, 2012 and 2011; 36,590,478 and 34,707,622 shares issued and outstanding at December 31, 2012 and 2011, respectively	99	94
Additional paid-in capital	206,325	195,714
Accumulated other comprehensive income	5,367	4,264
Accumulated deficit	(194,119)	(180,491)
Total shareholders' equity	17,672	19,581
Total liabilities and shareholders' equity	$ 28,909	$ 29,081